Property, plant and equipment - Summary of property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 35,488	[1]	€ 15,983
Impairment losses and asset write-offs			137
Property, plant and equipment at end of period	36,205		35,488	[1]
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	67,449		49,117
Additions	4,839		5,128
FCA-PSA merger			20,666
Divestitures	(1,895)		(1,549)
Change in the scope of consolidation	52		(8,328)
Translation differences	1,354		1,350
Transfer from Assets held for sale			57
Transfer to Assets held for sale	(455)
Other changes	475		1,008
Property, plant and equipment at end of period	71,819		67,449
Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(31,961)		(33,134)
Divestitures	1,417		1,170
Change in the scope of consolidation	(39)		4,638
Translation differences	(176)		(85)
Transfer from Assets held for sale	(200)		(4)
Other changes	(356)		(425)
Depreciation	4,653		3,992
Impairment losses and asset write-offs	46		137
Property, plant and equipment at end of period	(35,614)		(31,961)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,634
Property, plant and equipment at end of period	1,517		1,634
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,651		514
Additions	0		2
FCA-PSA merger			1,237
Divestitures	(39)		(39)
Change in the scope of consolidation	7		(114)
Translation differences	43		51
Transfer from Assets held for sale			1
Transfer to Assets held for sale	(104)
Other changes	(9)		(1)
Property, plant and equipment at end of period	1,549		1,651
Land | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(17)		(23)
Divestitures	1		0
Change in the scope of consolidation	(2)		8
Translation differences	0		0
Transfer from Assets held for sale	0		0
Other changes	(2)		(1)
Depreciation	3		1
Impairment losses and asset write-offs	9		0
Property, plant and equipment at end of period	(32)		(17)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,063
Property, plant and equipment at end of period	5,770		6,063
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	10,232		7,595
Additions	322		348
FCA-PSA merger			4,371
Divestitures	(491)		(469)
Change in the scope of consolidation	(6)		(2,046)
Translation differences	242		272
Transfer from Assets held for sale			18
Transfer to Assets held for sale	(168)
Other changes	129		143
Property, plant and equipment at end of period	10,260		10,232
Buildings | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,169)		(4,648)
Divestitures	250		210
Change in the scope of consolidation	2		931
Translation differences	(26)		(18)
Transfer from Assets held for sale	(84)		0
Other changes	(11)		(33)
Depreciation	583		545
Impairment losses and asset write-offs	37		66
Property, plant and equipment at end of period	(4,490)		(4,169)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	19,028
Property, plant and equipment at end of period	20,339		19,028
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	45,548		34,313
Additions	3,133		2,995
FCA-PSA merger			9,799
Divestitures	(1,018)		(875)
Change in the scope of consolidation	(10)		(5,109)
Translation differences	862		816
Transfer from Assets held for sale			34
Transfer to Assets held for sale	(158)
Other changes	1,334		3,575
Property, plant and equipment at end of period	49,691		45,548
Plant, machinery and equipment | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(26,520)		(27,101)
Divestitures	1,012		822
Change in the scope of consolidation	(15)		3,266
Translation differences	(150)		(56)
Transfer from Assets held for sale	(112)		(3)
Other changes	(158)		(287)
Depreciation	3,633		3,096
Impairment losses and asset write-offs	0		71
Property, plant and equipment at end of period	(29,352)		(26,520)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,843
Property, plant and equipment at end of period	4,943		4,843
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,074		5,071
Additions	367		214
FCA-PSA merger			807
Divestitures	(280)		(155)
Change in the scope of consolidation	60		(628)
Translation differences	19		83
Transfer from Assets held for sale			0
Transfer to Assets held for sale	(7)
Other changes	423		682
Property, plant and equipment at end of period	6,656		6,074
Other assets | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,231)		(1,338)
Divestitures	154		138
Change in the scope of consolidation	(24)		433
Translation differences	3		(11)
Transfer from Assets held for sale	(4)		(1)
Other changes	(185)		(104)
Depreciation	434		350
Impairment losses and asset write-offs	0		0
Property, plant and equipment at end of period	(1,713)		(1,231)
Advances and tangible assets in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,920
Property, plant and equipment at end of period	3,636		3,920
Advances and tangible assets in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,944		1,624
Additions	1,017		1,569
FCA-PSA merger			4,452
Divestitures	(67)		(11)
Change in the scope of consolidation	1		(431)
Translation differences	188		128
Transfer from Assets held for sale			4
Transfer to Assets held for sale	(18)
Other changes	(1,402)		(3,391)
Property, plant and equipment at end of period	3,663		3,944
Advances and tangible assets in progress | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(24)		(24)
Divestitures	0		0
Change in the scope of consolidation	0		0
Translation differences	(3)		0
Transfer from Assets held for sale	0		0
Other changes	0		0
Depreciation	0		0
Impairment losses and asset write-offs	0		0
Property, plant and equipment at end of period	€ (27)		€ (24)

[1]	Refer to Note 3, Scope of consolidation